UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-05742
Name of Fund:
BlackRock FundsSM
iShares Developed Real Estate Index Fund
iShares FTSE NAREIT All Equity REIT Index Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
1/31/2026
Date of reporting period:
7/31/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$14	0.28%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Institutional Shares | BIRDX
Semi-Annual Shareholder Report — July 31, 2025
BIRDX-07/25-SAR

iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$25	0.49%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Investor A Shares | BARDX
Semi-Annual Shareholder Report — July 31, 2025
BARDX-07/25-SAR

iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about iShares Developed Real Estate Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$12	0.24%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$236,701,211
Number of Portfolio Holdings	359
Portfolio Turnover Rate	13%
What did the Fund invest in?
(as of July 31, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	62.7%
Japan	8.8%
Australia	6.5%
United Kingdom	3.6%
Hong Kong	3.2%
Singapore	3.0%
Canada	2.1%
Germany	2.1%
Sweden	1.8%
France	1.7%
Other#	4.0%
Other Assets Less Liabilities	0.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Welltower, Inc.	6.0%
Prologis, Inc.	5.5%
Equinix, Inc.	4.2%
Digital Realty Trust, Inc.	3.3%
Simon Property Group, Inc.	2.9%
Realty Income Corp.	2.8%
Goodman Group	2.4%
Public Storage	2.4%
VICI Properties, Inc.	1.9%
Ventas, Inc.	1.6%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Developed Real Estate Index Fund
Class K Shares | BKRDX
Semi-Annual Shareholder Report — July 31, 2025
BKRDX-07/25-SAR

iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Semi-Annual Shareholder Report — July 31, 2025

This semi-annual shareholder report contains important information about iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares FTSE NAREIT All Equity REIT Index Fund	$0	0.00%(a)
(a)	Annualized.
Key Fund statistics
Net Assets	$1,865,444,508
Number of Portfolio Holdings	146
Portfolio Turnover Rate	6%
What did the Fund invest in?
(as of July 31, 2025)
Industry allocation
Industry(a)	Percent of Net Assets
Specialized REITs	37.6%
Health Care REITs	15.0%
Retail REITs	14.1%
Residential REITs	12.9%
Industrial REITs	10.8%
Office REITs	3.5%
Hotel & Resort REITs	2.1%
Diversified REITs	2.1%
Short-Term Securities	0.6%
Other Assets Less Liabilities	1.3%
Ten largest holdings
Security(b)	Percent of Net Assets
Welltower, Inc.	7.9%
Prologis, Inc.	7.3%
American Tower Corp.	7.1%
Equinix, Inc.	5.6%
Digital Realty Trust, Inc.	4.4%
Simon Property Group, Inc.	3.9%
Realty Income Corp.	3.7%
Crown Castle, Inc.	3.3%
Public Storage	3.2%
VICI Properties, Inc.	2.5%
(a)	For purposes of this report, industry sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares FTSE NAREIT All Equity REIT Index Fund
BREBX
Semi-Annual Shareholder Report — July 31, 2025
BREBX-07/25-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

July 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares Developed Real Estate Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares Developed Real Estate Index Fund
Derivative Financial Instruments

Schedule of Investments (unaudited)
July 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 6.8%
Activia Properties, Inc.	252	$ 215,296
AEW U.K. REIT PLC	19,212	26,742
Alexander & Baldwin, Inc.	8,760	157,505
American Assets Trust, Inc.	6,921	131,707
Argosy Property Ltd.	114,810	77,780
British Land Co. PLC	126,930	583,362
Broadstone Net Lease, Inc.	24,785	402,508
CapitaLand Integrated Commercial Trust	744,613	1,257,250
Charter Hall Group	60,843	783,862
Charter Hall Long Wale REIT	90,471	240,038
Covivio SA/France	7,126	461,350
Custodian Property Income REIT PLC	49,390	51,527
Daiwa House REIT Investment Corp.	266	444,838
Essential Properties Realty Trust, Inc.	25,851	788,197
Global Net Lease, Inc.	25,514	178,343
GPT Group	248,644	809,984
Growthpoint Properties Australia Ltd.	38,160	59,893
H&R Real Estate Investment Trust	34,397	287,717
Hankyu Hanshin REIT, Inc.	83	87,843
Heiwa Real Estate REIT, Inc.	128	120,010
Hulic REIT, Inc.	157	171,184
ICADE	6,206	147,490
KDX Realty Investment Corp.	477	512,614
Land Securities Group PLC	96,634	734,896
Mapletree Pan Asia Commercial Trust	294,547	291,868
Merlin Properties Socimi SA	49,558	686,182
Mirai Corp.	249	75,727
Mirvac Group	510,488	732,443
Mori Trust Reit, Inc.	321	156,195
NIPPON REIT Investment Corp.	223	139,599
Nomura Real Estate Master Fund, Inc.	541	569,774
NTT UD REIT Investment Corp.	162	139,556
OUE Real Estate Investment Trust	316,100	71,819
Picton Property Income Ltd.	66,130	68,558
Schroder Real Estate Investment Trust Ltd.	70,850	48,842
Sekisui House REIT, Inc.	511	265,461
Star Asia Investment Corp.	309	120,009
Stockland	303,769	1,076,948
Stoneweg Europe Stapled Trust	47,100	84,926
Stride Property Group(a)	78,670	57,467
Sunlight Real Estate Investment Trust	126,000	36,375
Suntec Real Estate Investment Trust	276,200	245,833
Takara Leben Real Estate Investment Corp.	104	64,976
Tokyu REIT, Inc.	110	143,033
United Urban Investment Corp.	393	431,505
WP Carey, Inc.	28,414	1,823,042
		16,062,074
Health Care Providers & Services — 0.2%
Chartwell Retirement Residences	36,062	460,925
Health Care REITs — 12.0%
Aedifica SA	6,248	459,778
Alexandria Real Estate Equities, Inc.	22,293	1,703,854
American Healthcare REIT, Inc.	20,451	790,227
Assura PLC	408,089	268,730
CareTrust REIT, Inc.	24,184	769,051
Cofinimmo SA	5,017	435,487
Health Care & Medical Investment Corp.	45	34,334
Healthcare Realty Trust, Inc.	42,804	657,469
HealthCo REIT(b)	59,384	29,804
Security	Shares	Value
Health Care REITs (continued)
Healthpeak Properties, Inc.	90,270	$ 1,529,174
Life Science REIT PLC	34,022	17,755
LTC Properties, Inc.	6,026	205,125
Medical Properties Trust, Inc.	65,517	269,930
National Health Investors, Inc.	5,920	413,571
NorthWest Healthcare Properties Real Estate Investment Trust	31,118	106,452
Omega Healthcare Investors, Inc.	37,477	1,457,855
Parkway Life Real Estate Investment Trust	58,000	179,665
Primary Health Properties PLC	168,511	213,428
Sabra Health Care REIT, Inc.	31,008	559,074
Sila Realty Trust, Inc.	7,336	179,292
Target Healthcare REIT PLC	83,852	109,866
Ventas, Inc.	56,941	3,825,296
Welltower, Inc.	85,510	14,115,136
		28,330,353
Hotel & Resort REITs — 2.1%
Apple Hospitality REIT, Inc.	29,140	342,395
CapitaLand Ascott Trust(a)	328,633	226,209
CDL Hospitality Trusts(a)	97,754	60,026
DiamondRock Hospitality Co.	26,336	203,314
Far East Hospitality Trust(a)(b)	125,000	57,648
Hoshino Resorts REIT, Inc.	73	126,654
Host Hotels & Resorts, Inc.	89,494	1,406,846
Invincible Investment Corp.	941	418,528
Japan Hotel REIT Investment Corp.	631	346,781
Park Hotels & Resorts, Inc.	25,581	272,693
Pebblebrook Hotel Trust	15,540	155,866
RLJ Lodging Trust	19,866	147,008
Ryman Hospitality Properties, Inc.	7,649	727,114
Sunstone Hotel Investors, Inc.	25,312	221,480
Xenia Hotels & Resorts, Inc.	13,214	167,950
		4,880,512
Hotels, Restaurants & Leisure — 0.0%
PPHE Hotel Group Ltd.	2,917	62,757
Industrial REITs — 14.5%
AIMS APAC REIT	97,732	104,471
Americold Realty Trust, Inc.	37,095	596,488
ARGAN SA	2,223	166,845
CapitaLand Ascendas REIT	463,759	992,967
Centuria Industrial REIT	84,779	172,546
CRE Logistics REIT, Inc.	75	74,261
Dexus Industria REIT	39,977	72,001
Dream Industrial Real Estate Investment Trust	37,210	309,367
EastGroup Properties, Inc.	6,836	1,115,909
ESR-REIT	95,823	202,927
First Industrial Realty Trust, Inc.	16,808	818,886
Frasers Logistics & Commercial Trust	357,900	241,712
GLP J-REIT	577	505,628
Goodman Group	258,959	5,789,926
Goodman Property Trust	129,914	153,830
Granite Real Estate Investment Trust	8,115	428,064
Industrial & Infrastructure Fund Investment Corp.	303	247,922
Innovative Industrial Properties, Inc.	3,568	184,466
Japan Logistics Fund, Inc.	342	212,289
LaSalle Logiport REIT	221	210,345
Lineage, Inc.	9,149	394,779
LondonMetric Property PLC	288,748	726,683
LXP Industrial Trust	37,606	291,822
Mapletree Industrial Trust(b)	267,610	417,177
Mapletree Logistics Trust	442,909	393,864

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Industrial REITs (continued)
Mitsubishi Estate Logistics REIT Investment Corp.	180	$ 143,439
Mitsui Fudosan Logistics Park, Inc.	390	261,451
Montea NV	2,786	207,416
Nippon Prologis REIT, Inc.	857	462,490
Prologis, Inc.	121,064	12,927,214
Rexford Industrial Realty, Inc.	31,088	1,135,645
Segro PLC	176,094	1,500,802
SOSiLA Logistics REIT, Inc.	87	67,661
STAG Industrial, Inc.	24,440	839,025
Terreno Realty Corp.	13,144	729,360
Tritax Big Box REIT PLC	316,581	588,879
Warehouse REIT PLC	51,428	77,563
Warehouses De Pauw CVA	23,499	548,376
		34,314,496
IT Services — 0.4%
NEXTDC Ltd.(c)	83,071	764,926
SUNeVision Holdings Ltd.(b)	87,000	85,872
		850,798
Office REITs — 5.2%
Abacus Group	52,503	40,555
Allied Properties Real Estate Investment Trust	17,170	214,377
Brandywine Realty Trust	23,105	92,420
BXP, Inc.	20,815	1,361,925
Centuria Office REIT	66,495	54,132
Champion REIT(b)	233,000	65,003
CLS Holdings PLC	19,430	17,088
COPT Defense Properties	14,779	403,171
Cousins Properties, Inc.	21,921	594,059
Cromwell Property Group	185,700	49,377
Daiwa Office Investment Corp.	71	164,953
Derwent London PLC	14,216	362,345
Dexus	137,768	621,968
Douglas Emmett, Inc.	19,434	294,619
Easterly Government Properties, Inc.	5,085	111,870
Empire State Realty Trust, Inc., Class A	17,830	129,089
Gecina SA	6,690	657,444
Global One Real Estate Investment Corp.	127	120,078
Great Portland Estates PLC	51,088	229,058
Helical PLC	14,686	43,863
Highwoods Properties, Inc.	13,836	401,382
Ichigo Office REIT Investment Corp.	122	77,269
Inmobiliaria Colonial Socimi SA	46,781	309,804
Japan Excellent, Inc.	152	140,624
Japan Prime Realty Investment Corp.	466	306,133
Japan Real Estate Investment Corp.	872	707,284
JBG SMITH Properties	9,531	201,867
Keppel REIT	308,100	224,870
Kilroy Realty Corp.	15,490	570,961
Mori Hills REIT Investment Corp.	190	171,710
Nippon Building Fund, Inc.	1,017	932,922
NSI NV	2,252	55,293
One REIT, Inc.	26	46,107
Orix JREIT, Inc.	343	448,380
Paramount Group, Inc.	24,086	147,406
Piedmont Realty Trust, Inc., Class A	16,382	123,848
Precinct Properties Group(a)(b)	180,941	134,306
Prosperity REIT	160,000	27,895
Regional REIT Ltd.(d)	18,631	30,461
Sankei Real Estate, Inc.	51	32,297
Security	Shares	Value
Office REITs (continued)
SL Green Realty Corp.	9,398	$ 538,036
Vornado Realty Trust	23,104	887,656
Workspace Group PLC	18,561	97,438
		12,241,343
Real Estate Management & Development — 12.7%
Abrdn European Logistics Income PLC(d)	52,823	34,008
Allreal Holding AG, Class N, Registered Shares	1,924	435,179
Amot Investments Ltd.	29,934	204,099
Aroundtown SA(c)	93,423	336,892
Atrium Ljungberg AB, B Shares	30,442	98,461
Azrieli Group Ltd.	4,827	474,249
CA Immobilien Anlagen AG	3,467	92,335
CapitaLand Investment Ltd./Singapore	294,500	627,227
Castellum AB	51,511	586,378
Catena AB	5,447	246,064
Cibus Nordic Real Estate AB publ	9,179	162,684
City Developments Ltd.	52,400	248,071
Citycon OYJ	9,999	43,065
Corem Property Group AB, Class B	97,451	43,466
Deutsche EuroShop AG, Class N	1,283	27,556
Deutsche Wohnen SE	6,388	162,037
Dios Fastigheter AB	12,641	83,049
Entra ASA(c)(d)	5,549	68,164
Fabege AB	26,479	221,937
Fastighets AB Balder, Class B, B shares(c)	89,010	601,004
FastPartner AB, Class A	6,797	34,685
Grainger PLC	92,462	249,978
Grand City Properties SA(c)	9,482	119,549
Heba Fastighets AB, Class B	9,372	29,579
Heiwa Real Estate Co. Ltd.	5,000	73,205
Henderson Land Development Co. Ltd.	170,000	594,877
Hiag Immobilien Holding AG	529	70,353
Hongkong Land Holdings Ltd.	134,000	810,700
Hufvudstaden AB, Class A	13,908	168,295
Hulic Co. Ltd.	60,100	573,216
Hysan Development Co. Ltd.	80,000	159,188
Intea Fastigheter AB, Class B(c)	7,253	56,606
Intershop Holding AG	728	134,762
Kennedy-Wilson Holdings, Inc.	15,314	112,098
Kojamo OYJ(c)	20,349	258,696
LEG Immobilien SE	9,804	778,178
Lifestyle Communities Ltd.	12,054	34,096
Logistea AB, Class B	25,921	43,373
Melisron Ltd.	3,175	365,561
Mitsubishi Estate Co. Ltd.	146,200	2,737,217
Mitsui Fudosan Co. Ltd.	340,900	3,047,066
Mobimo Holding AG, Registered Shares	952	372,854
Neobo Fastigheter AB(c)	15,518	26,912
New World Development Co. Ltd.(c)	183,507	150,271
Nomura Real Estate Holdings, Inc.	68,700	380,709
NP3 Fastigheter AB	4,047	107,281
Nyfosa AB	20,469	177,452
Pandox AB	13,477	240,650
Peach Property Group AG(c)	5,049	36,318
Platzer Fastigheter Holding AB, Class B	7,599	54,150
PSP Swiss Property AG, Class N, Registered Shares	5,918	1,004,073
Public Property Invest AS	16,094	38,606
Sagax AB, Class B	27,716	586,626
Samhallsbyggnadsbolaget i Norden AB, Class B(b)	154,030	77,228
Sino Land Co. Ltd.	477,405	550,304
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Real Estate Management & Development (continued)
Sirius Real Estate Ltd.	191,244	$ 262,922
StorageVault Canada, Inc.	28,559	95,636
Sumitomo Realty & Development Co. Ltd.	43,000	1,570,754
Sun Hung Kai Properties Ltd.	182,000	2,161,699
Swire Properties Ltd.	127,600	341,995
Swiss Prime Site AG, Registered Shares	10,113	1,398,716
TAG Immobilien AG	21,750	349,697
Tokyo Tatemono Co. Ltd.	24,800	415,025
UOL Group Ltd.	59,600	315,057
VGP NV	1,744	183,398
Vonovia SE	91,575	2,842,082
Wallenstam AB, B Shares	44,937	203,665
Wharf Real Estate Investment Co. Ltd.	201,000	638,137
Wihlborgs Fastigheter AB	34,933	343,289
		30,172,709
Residential REITs — 11.3%
Advance Residence Investment Corp.	342	352,724
Altarea SCA	792	97,752
American Homes 4 Rent, Class A	44,515	1,544,225
Apartment Investment and Management Co., Class A	17,796	149,664
AvalonBay Communities, Inc.	18,560	3,457,357
Boardwalk Real Estate Investment Trust	5,174	266,803
Camden Property Trust	14,004	1,529,237
Canadian Apartment Properties REIT	20,966	669,562
Care Property Invest NV	5,278	74,514
Centerspace	2,181	118,712
Comforia Residential REIT, Inc.	88	172,854
Daiwa Securities Living Investments Corp.	252	170,740
Elme Communities	11,279	170,087
Empiric Student Property PLC	83,593	106,423
Equity LifeStyle Properties, Inc.	24,738	1,482,301
Equity Residential	49,430	3,123,976
Essex Property Trust, Inc.	8,296	2,158,453
Home Invest Belgium SA	1,335	29,728
Home REIT PLC(c)(e)	1,048,527	157,860
Independence Realty Trust, Inc.	29,896	501,356
Ingenia Communities Group	54,342	182,652
InterRent Real Estate Investment Trust	17,939	171,544
Invitation Homes, Inc.	79,902	2,448,996
Irish Residential Properties REIT PLC	63,910	71,184
Killam Apartment Real Estate Investment Trust	15,861	209,710
Mid-America Apartment Communities, Inc.	15,201	2,165,079
NexPoint Residential Trust, Inc.	3,041	94,818
Nippon Accommodations Fund, Inc.	300	235,035
PRS REIT PLC	66,007	92,048
Residential Secure Income PLC(d)	22,484	17,222
Samty Residential Investment Corp.	43	28,157
Social Housing REIT PLC(d)	46,231	42,013
Starts Proceed Investment Corp.	26	32,396
Sun Communities, Inc.	16,516	2,048,480
UDR, Inc.	43,017	1,690,138
UMH Properties, Inc.	10,077	164,054
UNITE Group PLC	54,404	536,390
Veris Residential, Inc.	10,199	143,602
Xior Student Housing NV	4,896	172,781
		26,880,627
Retail REITs — 15.9%
Acadia Realty Trust	17,052	319,213
AEON REIT Investment Corp.	217	185,007
Agree Realty Corp.	14,093	1,010,468
Ascencio	749	42,261
Security	Shares	Value
Retail REITs (continued)
Brixmor Property Group, Inc.	39,559	$ 1,033,677
BWP Trust(c)	72,358	166,473
Carmila SA	7,385	145,095
Charter Hall Retail REIT	75,919	188,693
Choice Properties Real Estate Investment Trust	35,739	366,005
Crombie Real Estate Investment Trust	13,966	144,942
Curbline Properties Corp.	12,934	285,841
Eurocommercial Properties NV	5,580	170,319
Federal Realty Investment Trust	11,177	1,030,072
First Capital Real Estate Investment Trust	27,491	368,835
Fortune Real Estate Investment Trust	198,000	127,255
Frasers Centrepoint Trust	166,970	284,734
Frontier Real Estate Investment Corp.	317	180,813
Fukuoka REIT Corp.	91	108,942
Getty Realty Corp.	6,885	191,334
Hamborner REIT AG	10,152	65,794
Hammerson PLC	61,854	241,707
HomeCo Daily Needs REIT	230,434	189,423
Immobiliare Grande Distribuzione SIIQ SpA	9,727	36,513
InvenTrust Properties Corp.	10,165	280,249
Japan Metropolitan Fund Invest	877	637,862
Kimco Realty Corp.	86,971	1,846,394
Kite Realty Group Trust	28,804	633,112
Kiwi Property Group Ltd.	180,972	103,760
Klepierre SA	26,950	1,028,733
Lendlease Global Commercial REIT	239,156	100,970
Link REIT	337,621	1,881,141
Macerich Co.	32,901	549,776
Mercialys SA	12,238	151,307
NETSTREIT Corp.	10,789	196,684
NewRiver REIT PLC	61,730	57,882
NNN REIT, Inc.	24,339	1,004,227
Phillips Edison & Co., Inc.	16,209	547,702
Primaris Real Estate Investment Trust	13,921	148,192
Realty Income Corp.	116,561	6,542,569
Regency Centers Corp.	23,532	1,680,185
Region Group	152,379	228,046
Retail Estates NV	1,423	105,723
RioCan Real Estate Investment Trust	38,938	495,999
Scentre Group	681,701	1,631,473
Shaftesbury Capital PLC	192,619	401,395
Simon Property Group, Inc.	42,285	6,925,860
SmartCentres Real Estate Investment Trust	16,943	310,589
Starhill Global REIT	190,900	79,191
Supermarket Income REIT PLC	160,892	169,356
Tanger, Inc.	14,424	433,009
Unibail-Rodamco-Westfield	12,562	1,217,751
Urban Edge Properties	15,834	312,247
Vastned NV	1,335	45,136
Vicinity Ltd.	499,145	785,903
Waypoint REIT Ltd.	83,559	134,749
Wereldhave NV	5,179	106,005
		37,656,593
Specialized REITs — 17.3%
Abacus Storage King	57,794	59,251
Arena REIT	52,000	122,357
Big Yellow Group PLC	24,546	302,643
Charter Hall Social Infrastructure REIT	47,135	89,553
CubeSmart	29,585	1,151,152
Digital Core REIT Management Pte Ltd.	108,100	56,534
Digital Realty Trust, Inc.	44,022	7,767,242
EPR Properties	9,664	531,907

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Developed Real Estate Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Equinix, Inc.	12,755	$ 10,014,843
Extra Space Storage, Inc.	27,494	3,694,094
Four Corners Property Trust, Inc.	12,976	327,514
Gaming and Leisure Properties, Inc.	34,324	1,564,488
Iron Mountain, Inc.	38,290	3,727,914
Keppel DC REIT	232,233	422,623
National Storage Affiliates Trust	9,112	268,439
National Storage REIT	160,115	245,514
Public Storage	20,613	5,605,499
Safehold, Inc.	6,988	97,762
Safestore Holdings PLC	27,271	241,823
Shurgard Self Storage Ltd.	4,303	170,753
VICI Properties, Inc.	137,833	4,493,356
		40,955,261
Total Long-Term Investments — 98.4% (Cost: $162,199,827)		232,868,448
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	734,594	734,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	2,016,383	2,016,383
Total Short-Term Securities — 1.1% (Cost: $2,751,271)		2,751,271
Total Investments — 99.5% (Cost: $164,951,098)		235,619,719
Other Assets Less Liabilities — 0.5%		1,081,492
Net Assets — 100.0%		$ 236,701,211

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 3,484,268	$ —	$ (2,749,269)(a)	$ (318)	$ 207	$ 734,888	734,594	$ 5,110 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	1,573,067	443,316 (a)	—	—	—	2,016,383	2,016,383	34,651	—
				$ (318)	$ 207	$ 2,751,271		$ 39,761	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Developed Real Estate Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Nikkei 225 Index	1	09/11/25	$ 135	$ (2,166)
SPI 200 Index	3	09/18/25	419	2,342
Dow Jones U.S. Real Estate Index	65	09/19/25	2,352	(43,618)
				$ (43,442)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 2,342	$ —	$ —	$ —	$ 2,342
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 45,784	$ —	$ —	$ —	$ 45,784

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 72,410	$ —	$ —	$ —	$ 72,410
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (92,714)	$ —	$ —	$ —	$ (92,714)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$2,717,648
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares Developed Real Estate Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Diversified REITs	$ 4,205,153	$ 11,856,921	$ —	$ 16,062,074
Health Care Providers & Services	460,925	—	—	460,925
Health Care REITs	26,581,506	1,748,847	—	28,330,353
Hotel & Resort REITs	3,644,666	1,235,846	—	4,880,512
Hotels, Restaurants & Leisure	—	62,757	—	62,757
Industrial REITs	20,002,418	14,312,078	—	34,314,496
IT Services	—	850,798	—	850,798
Office REITs	6,991,297	5,250,046	—	12,241,343
Real Estate Management & Development	2,556,426	27,616,283	—	30,172,709
Residential REITs	24,502,983	2,219,784	157,860	26,880,627
Retail REITs	26,715,063	10,941,530	—	37,656,593
Specialized REITs	39,244,210	1,711,051	—	40,955,261
Short-Term Securities
Money Market Funds	2,751,271	—	—	2,751,271
	$157,655,918	$77,805,941	$157,860	$235,619,719
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,342	$ —	$ —	$ 2,342
Liabilities
Equity Contracts	(43,618)	(2,166)	—	(45,784)
	$(41,276)	$(2,166)	$—	$(43,442)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments

Statement of Assets and Liabilities (unaudited)
July 31, 2025

iShares Developed Real Estate Index Fund
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 232,868,448
Investments, at value — affiliated(c)	2,751,271
Cash pledged for futures contracts	210,000
Foreign currency, at value(d)	331,980
Receivables:
Securities lending income — affiliated	242
Capital shares sold	427,881
Dividends — unaffiliated	1,209,656
Dividends — affiliated	6,914
Variation margin on futures contracts	240
Prepaid expenses	104,086
Total assets	237,910,718
LIABILITIES
Collateral on securities loaned	775,829
Payables:
Accounting services fees	2,986
Capital shares redeemed	297,048
Investment advisory fees	1,168
Trustees’ and Officer’s fees	5,915
Other accrued expenses	35,333
Professional fees	10,721
Service fees	631
Transfer agent fees	46,852
Variation margin on futures contracts	33,024
Total liabilities	1,209,507
Commitments and contingent liabilities
NET ASSETS	$ 236,701,211
NET ASSETS CONSIST OF
Paid-in capital	$ 162,494,620
Accumulated earnings	74,206,591
NET ASSETS	$ 236,701,211
(a) Investments, at cost—unaffiliated	$162,199,827
(b) Securities loaned, at value	$731,941
(c) Investments, at cost—affiliated	$2,751,271
(d) Foreign currency, at cost	$339,419

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
July 31, 2025

iShares Developed Real Estate Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 33,198,016
Shares outstanding	4,054,330
Net asset value	$ 8.19
Shares authorized	Unlimited
Par value	$0.001
Investor A
Net assets	$ 2,903,306
Shares outstanding	355,575
Net asset value	$ 8.17
Shares authorized	Unlimited
Par value	$0.001
Class K
Net assets	$ 200,599,889
Shares outstanding	24,557,476
Net asset value	$ 8.17
Shares authorized	Unlimited
Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended July 31, 2025

iShares Developed Real Estate Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$5,291,061
Dividends — affiliated	34,651
Interest — unaffiliated	5,886
Securities lending income — affiliated — net	5,110
Other income — unaffiliated	82,177
Foreign taxes withheld	(197,637)
Total investment income	5,221,248
EXPENSES
Investment advisory	136,353
Custodian	75,977
Transfer agent — class specific	57,997
Professional	53,643
Registration	30,866
Trustees and Officer	9,788
Printing and postage	7,240
Accounting services	4,490
Service — class specific	3,524
Miscellaneous	16,259
Total expenses excluding interest expense	396,137
Interest expense — unaffiliated	3,959
Total expenses	400,096
Less:
Fees waived and/or reimbursed by the Manager	(66,125)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(47,444)
Total expenses after fees waived and/or reimbursed	286,527
Net investment income	4,934,721
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	4,624,538
Investments — affiliated	(318)
Foreign currency transactions	55,716
Futures contracts	72,410
4,752,346
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(2,302,909)
Investments — affiliated	207
Foreign currency translations	61,171
Futures contracts	(92,714)
(2,334,245)
Net realized and unrealized gain	2,418,101
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,352,822
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Developed Real Estate Index Fund
	Six Months Ended 07/31/25 (unaudited)	Year Ended 01/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,934,721	$78,248,573
Net realized gain	4,752,346	197,812,599
Net change in unrealized appreciation (depreciation)	(2,334,245)	44,696,760
Net increase in net assets resulting from operations	7,352,822	320,757,932
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income and net realized gain
Institutional	(529,164)	(1,961,765)
Investor A	(45,581)	(189,274)
Class K	(3,200,355)	(192,114,368)
Return of capital
Institutional	—	(3,475,744)
Investor A	—	(337,421)
Class K	—	(340,521,828)
Decrease in net assets resulting from distributions to shareholders	(3,775,100)	(538,600,400)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(4,866,941)	(2,138,646,616)
NET ASSETS
Total decrease in net assets	(1,289,219)	(2,356,489,084)
Beginning of period	237,990,430	2,594,479,514
End of period	$236,701,211	$237,990,430

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund
	Institutional
	Six Months Ended 07/31/25 (unaudited)	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of period	$8.05	$9.13	$9.74	$11.31	$9.78	$11.08
Net investment income(a)	0.15	0.29	0.33	0.28	0.26	0.24
Net realized and unrealized gain (loss)	0.12	0.51	(0.65)	(1.74)	1.77	(1.35)
Net increase (decrease) from investment operations	0.27	0.80	(0.32)	(1.46)	2.03	(1.11)
Distributions(b)
From net investment income	(0.13)	(0.29)	(0.29)	(0.11)	(0.43)	(0.16)
From net realized gain	—	(0.39)	—	—	(0.07)	(0.03)
Return of capital	—	(1.20)	—	—	—	—
Total distributions	(0.13)	(1.88)	(0.29)	(0.11)	(0.50)	(0.19)
Net asset value, end of period	$8.19	$8.05	$9.13	$9.74	$11.31	$9.78
Total Return(c)
Based on net asset value	3.46%(d)	7.95%	(3.27)%	(12.88)%	20.91%	(9.77)%
Ratios to Average Net Assets(e)
Total expenses	0.34%(f)	0.22%	0.20%	0.19%	0.19%	0.20%
Total expenses after fees waived and/or reimbursed	0.28%(f)	0.20%	0.20%	0.19%	0.19%	0.20%
Net investment income	3.61%(f)	3.24%	3.67%	2.81%	2.34%	2.64%
Supplemental Data
Net assets, end of period (000)	$33,198	$27,352	$31,636	$34,706	$40,662	$46,994
Portfolio turnover rate	13%	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Investor A
	Six Months Ended 07/31/25 (unaudited)	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of period	$8.03	$9.12	$9.72	$11.29	$9.76	$11.07
Net investment income(a)	0.11	0.27	0.30	0.25	0.23	0.23
Net realized and unrealized gain (loss)	0.16	0.50	(0.65)	(1.73)	1.76	(1.37)
Net increase (decrease) from investment operations	0.27	0.77	(0.35)	(1.48)	1.99	(1.14)
Distributions(b)
From net investment income	(0.13)	(0.28)	(0.25)	(0.09)	(0.39)	(0.14)
From net realized gain	—	(0.39)	—	—	(0.07)	(0.03)
Return of capital	—	(1.19)	—	—	—	—
Total distributions	(0.13)	(1.86)	(0.25)	(0.09)	(0.46)	(0.17)
Net asset value, end of period	$8.17	$8.03	$9.12	$9.72	$11.29	$9.76
Total Return(c)
Based on net asset value	3.38%(d)	7.61%	(3.52)%	(13.12)%	20.55%	(10.07)%
Ratios to Average Net Assets(e)
Total expenses	0.70%(f)	0.57%	0.60%	0.60%	0.59%	0.65%
Total expenses after fees waived and/or reimbursed	0.49%(f)	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	2.84%(f)	2.96%	3.35%	2.57%	2.07%	2.51%
Supplemental Data
Net assets, end of period (000)	$2,903	$2,495	$2,617	$2,719	$3,081	$1,460
Portfolio turnover rate	13%	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Developed Real Estate Index Fund (continued)
	Class K
	Six Months Ended 07/31/25 (unaudited)	Year Ended 01/31/25	Year Ended 01/31/24	Year Ended 01/31/23	Year Ended 01/31/22	Year Ended 01/31/21

Net asset value, beginning of period	$8.03	$9.11	$9.72	$11.28	$9.76	$11.06
Net investment income(a)	0.18	0.31	0.32	0.28	0.27	0.25
Net realized and unrealized gain (loss)	0.10	0.49	(0.64)	(1.73)	1.76	(1.36)
Net increase (decrease) from investment operations	0.28	0.80	(0.32)	(1.45)	2.03	(1.11)
Distributions(b)
From net investment income	(0.14)	(0.29)	(0.29)	(0.11)	(0.44)	(0.16)
From net realized gain	—	(0.39)	—	—	(0.07)	(0.03)
Return of capital	—	(1.20)	—	—	—	—
Total distributions	(0.14)	(1.88)	(0.29)	(0.11)	(0.51)	(0.19)
Net asset value, end of period	$8.17	$8.03	$9.11	$9.72	$11.28	$9.76
Total Return(c)
Based on net asset value	3.49%(d)	8.01%	(3.21)%	(12.79)%	20.94%	(9.74)%
Ratios to Average Net Assets(e)
Total expenses	0.35%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Total expenses after fees waived and/or reimbursed	0.24%(f)	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income	4.48%(f)	3.41%	3.65%	2.90%	2.42%	2.80%
Supplemental Data
Net assets, end of period (000)	$200,600	$208,144	$2,560,227	$2,304,832	$2,322,625	$1,963,222
Portfolio turnover rate	13%	20%	3%	9%	20%	7%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)	Annualized.
See notes to financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares Developed Real Estate Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as diversified.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Fund is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Fund’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
BofA Securities, Inc.	$ 442,501	$ (442,501)	$ —	$ —
Goldman Sachs & Co. LLC	61,610	(61,610)	—	—
HSBC Bank PLC	61,655	(61,655)	—	—
J.P. Morgan Securities LLC	138	(138)	—	—
Macquarie Bank Ltd.	29,804	(29,804)	—	—
Morgan Stanley	1,927	(1,927)	—	—
State Street Bank & Trust Co.	134,306	(133,517)	—	789
	$ 731,941	$ (731,152)	$ —	$ 789

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of July 31, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.12% of the average daily value of the Fund’s net assets.
The Manager entered into a sub-advisory agreement with BlackRock Fund Advisors (“BFA”), an affiliate of the Manager. The Manager pays BFA for services it provides for that portion of the Fund for which BFA acts as Sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended July 31, 2025, the following table shows the class specific service fees borne directly by each share class of the Fund:
Investor A
Service fees — class specific	$ 3,524
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended July 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended July 31, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 67	$ 446	$ 4,104	$ 4,617
For the six months ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 6,580	$ 2,170	$ 49,247	$ 57,997
Expense Limitations, Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2025, the amount waived was $564.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2025, there were no fees waived by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.29%
Investor A	0.49
Class K	0.24
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended July 31, 2025, amounts included in the Statement of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
iShares Developed Real Estate Index Fund	$ 65,561
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statement of Operations. For the six months ended July 31, 2025, class specific expense waivers and/or reimbursements were as follows:
	Institutional	Investor A	Class K	Total
Transfer agent fees waived and/or reimbursed by the Manager — class specific	$ 19	$ 2,109	$ 45,316	$ 47,444
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended July 31, 2025, the Fund paid BTC $1,385 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.
Other Transactions:  The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended July 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Fund Name	Purchases	Sales	Net Realized Gain (Loss)
iShares Developed Real Estate Index Fund	$ 4,475,965	$ 869,402	$ (11,280)
7.
 PURCHASES AND SALES
For the six months ended July 31, 2025, purchases and sales of investments, excluding short-term securities, were $28,571,294 and $32,974,622, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares Developed Real Estate Index Fund	$ 167,156,059	$ 74,271,138	$ (5,850,920)	$ 68,420,218
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended July 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 07/31/25		Year Ended 01/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Developed Real Estate Index Fund
Institutional
Shares sold	1,642,283	$ 13,504,536	1,771,673	$ 15,463,396
Shares issued in reinvestment of distributions	56,891	453,993	634,083	5,398,394
Shares redeemed	(1,042,857)	(8,476,368)	(2,472,495)	(21,760,924)
	656,317	$ 5,482,161	(66,739)	$ (899,134)
Investor A
Shares sold	74,737	$ 602,837	68,460	$ 622,794
Shares issued in reinvestment of distributions	5,740	45,580	62,065	526,693
Shares redeemed	(35,632)	(290,686)	(106,840)	(949,601)
	44,845	$ 357,731	23,685	$ 199,886
Class K
Shares sold	3,794,401	$ 31,033,668	41,281,285	$ 374,030,750
Shares issued in reinvestment of distributions	388,815	3,093,777	62,482,709	530,902,707
Shares redeemed	(5,547,166)	(44,834,278)	(358,845,363)	(3,042,880,825)
	(1,363,950)	$ (10,706,833)	(255,081,369)	$ (2,137,947,368)
	(662,788)	$ (4,866,941)	(255,124,423)	$ (2,138,646,616)
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds (the “Trust”) met on April 22, 2025 (the “April Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of iShares Developed Real Estate Index Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Fund Advisors (the “Sub-Advisor”) with respect to the Fund. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently

2025 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreement between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions

2025 BlackRock Semi-Annual Financial Statements and Additional Information

THIS PAGE INTENTIONALLY LEFT BLANK.

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

July 31, 2025
2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock FundsSM
• iShares FTSE NAREIT All Equity REIT Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents
2

Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.
iShares FTSE NAREIT All Equity REIT Index Fund
Derivative Financial Instruments
3

Schedule of Investments (unaudited)
July 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Diversified REITs — 2.1%
Alexander & Baldwin, Inc.	97,830	$ 1,758,983
Alpine Income Property Trust, Inc.	18,429	258,928
American Assets Trust, Inc.	70,631	1,344,108
Armada Hoffler Properties, Inc.	107,065	731,254
Broadstone Net Lease, Inc.	255,947	4,156,579
CTO Realty Growth, Inc.	40,083	661,770
Essential Properties Realty Trust, Inc.	268,092	8,174,125
Gladstone Commercial Corp.	62,153	817,312
Global Net Lease, Inc.	269,799	1,885,895
NexPoint Diversified Real Estate Trust	45,794	201,036
One Liberty Properties, Inc.	25,165	563,193
WP Carey, Inc.	296,393	19,016,575
		39,569,758
Health Care REITs — 15.0%
Alexandria Real Estate Equities, Inc.	234,546	17,926,351
American Healthcare REIT, Inc.	214,801	8,299,911
CareTrust REIT, Inc.	254,889	8,105,470
Community Healthcare Trust, Inc.	36,584	562,296
Diversified Healthcare Trust	288,922	944,775
Global Medical REIT, Inc.	84,714	565,889
Healthcare Realty Trust, Inc.	446,964	6,865,367
Healthpeak Properties, Inc.	947,912	16,057,629
LTC Properties, Inc.	61,814	2,104,149
Medical Properties Trust, Inc.	684,774	2,821,269
National Health Investors, Inc.	62,792	4,386,649
Omega Healthcare Investors, Inc.	392,909	15,284,160
Sabra Health Care REIT, Inc.	323,027	5,824,177
Sila Realty Trust, Inc.	74,790	1,827,868
Universal Health Realty Income Trust	18,044	699,927
Ventas, Inc.	596,625	40,081,267
Welltower, Inc.	895,975	147,898,593
		280,255,747
Hotel & Resort REITs — 2.1%
Apple Hospitality REIT, Inc.	304,210	3,574,467
Braemar Hotels & Resorts, Inc.	88,259	194,170
Chatham Lodging Trust	65,712	448,156
DiamondRock Hospitality Co.	278,212	2,147,797
Host Hotels & Resorts, Inc.	938,158	14,747,844
Park Hotels & Resorts, Inc.	269,912	2,877,262
Pebblebrook Hotel Trust	160,501	1,609,825
RLJ Lodging Trust	197,581	1,462,099
Ryman Hospitality Properties, Inc.	79,387	7,546,528
Service Properties Trust	216,264	568,774
Summit Hotel Properties, Inc.	151,608	791,394
Sunstone Hotel Investors, Inc.	257,063	2,249,301
Xenia Hotels & Resorts, Inc.	137,035	1,741,715
		39,959,332
Industrial REITs — 10.8%
Americold Realty Trust, Inc.	391,338	6,292,715
EastGroup Properties, Inc.	71,395	11,654,520
First Industrial Realty Trust, Inc.	174,455	8,499,448
Industrial Logistics Properties Trust	71,258	379,092
Innovative Industrial Properties, Inc.	37,878	1,958,293
Lineage, Inc.	96,942	4,183,047
LXP Industrial Trust	397,126	3,081,698
Plymouth Industrial REIT, Inc.	55,824	810,564
Prologis, Inc.	1,268,503	135,450,750
Security	Shares	Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc.	324,564	$ 11,856,323
STAG Industrial, Inc.	254,448	8,735,200
Terreno Realty Corp.	137,967	7,655,789
		200,557,439
Office REITs — 3.5%
Brandywine Realty Trust	228,152	912,608
BXP, Inc.	216,689	14,177,961
City Office REIT, Inc.	54,484	378,119
COPT Defense Properties	153,222	4,179,896
Cousins Properties, Inc.	229,039	6,206,957
Douglas Emmett, Inc.	196,751	2,982,745
Easterly Government Properties, Inc.	54,269	1,193,918
Empire State Realty Trust, Inc., Class A	183,532	1,328,772
Highwoods Properties, Inc.	145,481	4,220,404
Hudson Pacific Properties, Inc.	425,791	1,043,188
JBG SMITH Properties	98,443	2,085,023
Kilroy Realty Corp.	160,938	5,932,175
NET Lease Office Properties(a)	20,049	665,426
Orion Properties, Inc.	78,530	205,749
Paramount Group, Inc.	255,262	1,562,203
Peakstone Realty Trust	51,463	699,897
Piedmont Realty Trust, Inc., Class A	165,937	1,254,484
Postal Realty Trust, Inc., Class A	32,254	442,202
SL Green Realty Corp.	96,732	5,537,907
Vornado Realty Trust	240,403	9,236,283
		64,245,917
Residential REITs — 12.9%
American Homes 4 Rent, Class A	467,289	16,210,255
Apartment Investment and Management Co., Class A	175,944	1,479,689
AvalonBay Communities, Inc.	194,470	36,225,872
BRT Apartments Corp.	16,050	233,527
Camden Property Trust	146,998	16,052,182
Centerspace	23,173	1,261,306
Elme Communities	118,285	1,783,738
Equity LifeStyle Properties, Inc.	259,293	15,536,837
Equity Residential	517,923	32,732,734
Essex Property Trust, Inc.	87,150	22,674,687
Independence Realty Trust, Inc.	316,015	5,299,572
Invitation Homes, Inc.	836,689	25,644,518
Mid-America Apartment Communities, Inc.	159,110	22,662,037
NexPoint Residential Trust, Inc.	29,624	923,676
Sun Communities, Inc.	172,775	21,429,283
UDR, Inc.	451,751	17,749,297
UMH Properties, Inc.	106,034	1,726,233
Veris Residential, Inc.	105,574	1,486,482
		241,111,925
Retail REITs — 14.1%
Acadia Realty Trust	179,292	3,356,346
Agree Realty Corp.	148,337	10,635,763
Alexander’s, Inc.	2,882	723,930
Brixmor Property Group, Inc.	417,158	10,900,339
CBL & Associates Properties, Inc.	24,339	658,613
Curbline Properties Corp.	132,548	2,929,311
Federal Realty Investment Trust	116,543	10,740,603
FrontView REIT, Inc.	24,022	282,739
Getty Realty Corp.	70,482	1,958,695
InvenTrust Properties Corp.	106,149	2,926,528
Kimco Realty Corp.	913,758	19,399,082
Kite Realty Group Trust	297,571	6,540,611
4
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Macerich Co.	341,663	$ 5,709,189
NETSTREIT Corp.	110,682	2,017,733
NNN REIT, Inc.	256,154	10,568,914
Phillips Edison & Co., Inc.	169,963	5,743,050
Realty Income Corp.	1,221,326	68,553,028
Regency Centers Corp.	247,035	17,638,299
Saul Centers, Inc.	16,715	538,557
Simon Property Group, Inc.	443,059	72,568,634
SITE Centers Corp.	68,189	734,395
Tanger, Inc.	151,826	4,557,816
Urban Edge Properties	172,825	3,408,109
Whitestone REIT	60,134	733,033
		263,823,317
Specialized REITs — 37.6%
American Tower Corp.	639,670	133,300,831
Crown Castle, Inc.	593,313	62,351,263
CubeSmart	309,884	12,057,587
Digital Realty Trust, Inc.	461,260	81,384,714
EPR Properties	102,384	5,635,215
Equinix, Inc.	133,645	104,934,045
Extra Space Storage, Inc.	288,084	38,706,966
Farmland Partners, Inc.	55,268	578,656
Four Corners Property Trust, Inc.	135,565	3,421,661
Gaming and Leisure Properties, Inc.	360,905	16,450,050
Gladstone Land Corp.	48,026	441,839
Iron Mountain, Inc.	401,197	39,060,540
Lamar Advertising Co., Class A	119,881	14,655,452
Millrose Properties, Inc., Class A	162,513	4,873,765
National Storage Affiliates Trust	96,260	2,835,820
Outfront Media, Inc.	189,251	3,317,570
Security	Shares	Value
Specialized REITs (continued)
PotlatchDeltic Corp.	105,066	$ 4,296,149
Public Storage	215,984	58,734,689
Rayonier, Inc.	213,139	4,968,270
Safehold, Inc.	76,268	1,066,989
SBA Communications Corp.	146,839	32,997,660
Smartstop Self Storage REIT, Inc.	37,705	1,277,445
Uniti Group, Inc.	315,442	1,678,152
VICI Properties, Inc.	1,444,215	47,081,409
Weyerhaeuser Co.	991,099	24,827,030
		700,933,767
Total Long-Term Investments — 98.1% (Cost: $1,952,860,539)		1,830,457,202
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	10,917,439	10,917,439
Total Short-Term Securities — 0.6% (Cost: $10,917,439)		10,917,439
Total Investments — 98.7% (Cost: $1,963,777,978)		1,841,374,641
Other Assets Less Liabilities — 1.3%		24,069,867
Net Assets — 100.0%		$ 1,865,444,508

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 01/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 3,850,420	$ —	$ (3,849,824)(b)	$ (596)	$ —	$ —	—	$ 13,224 (c)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	11,685,975	—	(768,536)(b)	—	—	10,917,439	10,917,439	223,890	—
				$ (596)	$ —	$ 10,917,439		$ 237,114	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	301	09/19/25	$ 10,893	$ (87,864)
Equity Swap contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Douglas Emmett, Inc.	Bank of America N.A.	$ 95,534	02/15/28	0.40%	1D OBFR01	Monthly	$ (4,043)
Douglas Emmett, Inc.	Goldman Sachs Bank USA	127,083	08/18/26	0.20%	1D FEDL01	Monthly	(5,379)
Douglas Emmett, Inc.	HSBC Bank PLC	144,905	02/09/28	0.40%	1D OBFR01	Monthly	(4,447)
Total long positions of equity swaps							(13,869)
Net dividends and financing fees							1,487
Total equity swap contracts including dividends and financing fees							$ (12,382)

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 1,487	$ (13,869)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	$ —	$ —	$ 1,487	$ —	$ —	$ —	$ 1,487
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 87,864	$ —	$ —	$ —	$ 87,864
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	13,869	—	—	—	13,869
	$ —	$ —	$ 101,733	$ —	$ —	$ —	$ 101,733

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

6
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

For the period ended July 31, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 232,990	$ —	$ —	$ —	$ 232,990
Swaps	—	—	(3,046)	—	—	—	(3,046)
	$ —	$ —	$ 229,944	$ —	$ —	$ —	$ 229,944
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (145,676)	$ —	$ —	$ —	$ (145,676)
Swaps	—	—	(81,973)	—	—	—	(81,973)
	$ —	$ —	$ (227,649)	$ —	$ —	$ —	$ (227,649)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$11,820,620
Equity swaps:
Average notional value — long	379,745
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ —	$ 178,064
Swaps — OTC(a)	1,487	13,869
Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,487	191,933
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(178,064)
Total derivative assets and liabilities subject to an MNA	$ 1,487	$ 13,869

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(b)
Bank of America N.A.	$ 4,043	$ —	$ —	$ (4,043)	$ —
Goldman Sachs Bank USA	5,379	—	—	—	5,379
HSBC Bank PLC	4,447	—	—	—	4,447
	$ 13,869	$ —	$ —	$ (4,043)	$ 9,826

(a)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments
7

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares FTSE NAREIT All Equity REIT Index Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 1,830,457,202	$ —	$ —	$ 1,830,457,202
Short-Term Securities
Money Market Funds	10,917,439	—	—	10,917,439
	$1,841,374,641	$—	$—	$1,841,374,641
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,487	$ —	$ 1,487
Liabilities
Equity Contracts	(87,864)	(13,869)	—	(101,733)
	$(87,864)	$(12,382)	$—	$(100,246)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
8
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
July 31, 2025

iShares FTSE NAREIT All Equity REIT Index Fund
ASSETS
Investments, at value — unaffiliated(a)	$ 1,830,457,202
Investments, at value — affiliated(b)	10,917,439
Cash pledged:
Collateral — OTC derivatives	47,370
Futures contracts	940,000
Receivables:
Swaps	30,131
Capital shares sold	22,807,189
Dividends — unaffiliated	439,728
Dividends — affiliated	52,531
Unrealized appreciation on OTC swaps	1,487
Prepaid expenses	2,139
Total assets	1,865,695,216
LIABILITIES
Bank overdraft	28,805
Payables:
Trustees’ and Officer’s fees	16,563
Professional fees	13,407
Variation margin on futures contracts	178,064
Unrealized depreciation on OTC swaps	13,869
Total liabilities	250,708
Commitments and contingent liabilities
NET ASSETS	$ 1,865,444,508
NET ASSETS CONSIST OF
Paid-in capital(c)(d)(e)	$ 1,987,520,283
Accumulated loss	(122,075,775)
NET ASSETS	$ 1,865,444,508
Net asset value	$ 9.31
(a) Investments, at cost—unaffiliated	$1,952,860,539
(b) Investments, at cost—affiliated	$10,917,439
(c) Shares outstanding	200,367,002
(d) Shares authorized	Unlimited
(e) Par value	$0.001
See notes to financial statements.
Statement of Assets and Liabilities
9

Statement of Operations (unaudited)
Six Months Ended July 31, 2025

iShares FTSE NAREIT All Equity REIT Index Fund
INVESTMENT INCOME
Dividends — unaffiliated	$35,309,617
Dividends — affiliated	223,890
Interest — unaffiliated	18,566
Securities lending income — affiliated — net	13,224
Total investment income	35,565,297
EXPENSES
Administration	548,919
Investment advisory	548,919
Trustees and Officer	15,352
Professional	13,729
Miscellaneous	30
Total expenses	1,126,949
Less:
Administration fees waived	(548,919)
Fees waived and/or reimbursed by the Manager	(578,000)
Total expenses after fees waived and/or reimbursed	30
Net investment income	35,565,267
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(6,604,302)
Investments — affiliated	(596)
Futures contracts	232,990
Swaps	(3,046)
(6,374,954)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(34,626,349)
Futures contracts	(145,676)
Swaps	(81,973)
(34,853,998)
Net realized and unrealized loss	(41,228,952)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,663,685)
See notes to financial statements.
10
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares FTSE NAREIT All Equity REIT Index Fund
	Six Months Ended 07/31/25 (unaudited)	Period from 10/08/24(a) to 01/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$35,565,267	$12,624,564
Net realized gain (loss)	(6,374,954)	404,196
Net change in unrealized appreciation (depreciation)	(34,853,998)	(87,649,585)
Net decrease in net assets resulting from operations	(5,663,685)	(74,620,825)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(29,791,165)	(12,000,100)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	49,510,410	1,938,009,873
NET ASSETS
Total increase in net assets	14,055,560	1,851,388,948
Beginning of period	1,851,388,948	—
End of period	$1,865,444,508	$1,851,388,948

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets
11

Financial Highlights
(For a share outstanding throughout each period)

iShares FTSE NAREIT All Equity REIT Index Fund
	Six Months Ended 07/31/25 (unaudited)	Period from 10/08/24(a) to 01/31/25

Net asset value, beginning of period	$9.50	$10.00
Net investment income(b)	0.18	0.10
Net realized and unrealized loss	(0.22)	(0.53)
Net decrease from investment operations	(0.04)	(0.43)
Distributions(c)
From net investment income	(0.15)	(0.07)
From net realized gain	(0.00)(d)	—
Total distributions	(0.15)	(0.07)
Net asset value, end of period	$9.31	$9.50
Total Return(e)
Based on net asset value	(0.36)%(f)	(4.29)%(f)
Ratios to Average Net Assets(g)
Total expenses	0.12%(h)	0.13%(h)(i)
Total expenses after fees waived and/or reimbursed	0.00%(h)	0.00%(h)
Net investment income	3.89%(h)	3.25%(h)
Supplemental Data
Net assets, end of period (000)	$1,865,445	$1,851,389
Portfolio turnover rate	6%	0%(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is less than $0.005 per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.13%.
(j)	Amount is less than 0.5%.
See notes to financial statements.
12
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Massachusetts business trust.  iShares FTSE NAREIT All Equity REIT Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as non-diversified.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.  Shares of the Fund may be purchased and held only by or on behalf of mutual funds advised by BFA or its affiliates.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of  Trustees of the Trust (the “Board”) has approved the designation of the Fund’s Manager  as the valuation designee for the Fund.  The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc.. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
14
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity swaps — Equity swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that the Fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund.  Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty,  the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the BlackRock Advisors, LLC (“BAL” or the “Administrator”), an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Administrator receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rate equal to 0.06% of the average daily value of the Fund’s net assets.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended July 31, 2025, the Fund did not pay any amounts to affiliates in return for these services.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2025, the Manager waived $548,919 pursuant to this agreement.
The Administrator contractually agreed to waive its administration fees payable by the Fund through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is shown as administration fees waived in the Statement of Operations. For the six months ended July 31, 2025, the Administrator waived $548,919 pursuant to this agreement.
The fees and expenses of the Independent Trustees, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. The Administrator and the Manager have contractually agreed to reimburse the Fund or provide an offsetting credit to the Fund in an amount equal to these independent expenses as applicable, through June 30, 2035. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended July 31, 2025, the amount waived was $29,081.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
16
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees ), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended July 31, 2025, the Fund paid BTC $3,515 for securities lending agent services.
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, the Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
7.
 PURCHASES AND SALES
For the six months ended July 31, 2025, purchases and sales of investments, excluding short-term securities, were $135,353,429 and $102,953,968, respectively.
8.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iShares FTSE NAREIT All Equity REIT Index Fund	$ 1,963,938,793	$ 44,774,964	$ (167,440,849)	$ (122,665,885)
9.
BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April
Notes to Financial Statements
17

Notes to Financial Statements (unaudited) (continued)

2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended July 31, 2025, the Fund did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
The Manager uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
18
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 07/31/25		Period from 10/08/24(a) to 01/31/25
Fund Name	Shares	Amounts	Shares	Amounts
iShares FTSE NAREIT All Equity REIT Index Fund
Shares sold	12,492,471	$ 118,192,887	194,273,406	$ 1,932,240,068
Shares issued in reinvestment of distributions	3,239,003	29,791,165	1,287,564	12,000,100
Shares redeemed	(10,281,193)	(98,473,642)	(644,249)	(6,230,295)
	5,450,281	$ 49,510,410	194,916,721	$ 1,938,009,873

(a)	Commencement of operations.
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
19

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund for the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
20
2025 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers
Investment Adviser
BlackRock Fund Advisors
Wilmington, DE 19809
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information
21

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
1D FEDL01	USD - 1D Overnight Fed Funds Effective Rate
1D OBFR01	USD - 1D Overnight Bank Funding Rate
REIT	Real Estate Investment Trust
22
2025 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: September 23, 2025

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: September 23, 2025